Cover	12 Months Ended
Dec. 27, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	SHAKE SHACK INC.
Entity Central Index Key	0001620533